Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
As cybersecurity threats rapidly evolve in sophistication and become more prevalent, especially with the increasing use of artificial intelligence technology, we have implemented a cybersecurity risk management program as part of our oversight, evaluation and mitigation of enterprise-level risks. Our cybersecurity risk management program leverages a combination of processes, technologies and personnel with expertise in cybersecurity to comply with applicable regulations and detect and respond to cyber-attacks, data breaches, security incidents, and compromises of personal information, as well as to regularly and promptly inform management and our Board of Directors of any significant cybersecurity risks and developments. Our cybersecurity risk management program is led by our subsidiaries Chief Information Security Officers (“CISOs), who are directly responsible for establishing cybersecurity strategies, structures and managing ongoing cybersecurity risk management activities and are responsible for the day-to-day identification, monitoring and management of cybersecurity risks. Our CISOs have significant experience in managing cybersecurity risks.

In the ordinary course of our business, we collect and store confidential data, including intellectual property, proprietary business information and personally identifiable information (including of our employees, customers, suppliers and business partners). We rely extensively on information technology systems, including some systems that are managed by third-party service providers, to securely process, store and transmit such confidential data in order to conduct our business. These systems include programs and processes relating to internal and external communications, ordering and managing materials from suppliers, collecting, processing and storing data as processing transactions, processing payments to employees and vendors, generating our financial results for each reporting period, summarizing and reporting results of operations, and complying with information technology security compliance and other regulatory, legal or tax requirements.

We have not been materially impacted by risks from cybersecurity threats and we are not aware of any cybersecurity risks that are reasonably likely to materially affect our business. However, our systems and networks have been, and are expected to continue to be, the target of increasingly advanced and evolving cyber-attacks and cybersecurity incidents in the future may adversely impact our business, financial condition and results of operations, and we are continuing to actively monitor such threats.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have implemented a cybersecurity risk management program as part of our oversight, evaluation and mitigation of enterprise-level risks. Our cybersecurity risk management program leverages a combination of processes, technologies and personnel with expertise in cybersecurity to comply with applicable regulations and detect and respond to cyber-attacks, data breaches, security incidents, and compromises of personal information, as well as to regularly and promptly inform management and our Board of Directors of any significant cybersecurity risks and developments.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not been materially impacted by risks from cybersecurity threats and we are not aware of any cybersecurity risks that are reasonably likely to materially affect our business. However, our systems and networks have been, and are expected to continue to be, the target of increasingly advanced and evolving cyber-attacks and cybersecurity incidents in the future may adversely impact our business, financial condition and results of operations, and we are continuing to actively monitor such threats.
Cybersecurity Risk Board of Directors Oversight [Text Block]
In the event that we experience a cybersecurity incident, our subsidiaries have a cybersecurity incident response policy that sets forth the applicable processes, roles, engagements, escalations and notifications to be executed in order to promptly respond to such threats. Depending on its nature and scale, a cybersecurity threat may be managed within our CISOs or escalated to our management, and Board of Directors and Audit Committee, as appropriate.

As part of its overall risk oversight function, our Audit Committee, which is comprised entirely of independent directors, considers cybersecurity risks in connection with overseeing our overall enterprise risk management system. As part of our cybersecurity risk management, we maintain industry standard procedures and policies, which are reviewed and revised from time to time, to proactively assess, identify and manage potential cybersecurity risks and respond to any actual cybersecurity threats and incidents. Such procedures and policies include: actively monitoring our information technology systems to ensure compliance with applicable legal and regulatory requirements; engaging third-party consultants and other service providers to monitor and, as appropriate, respond to cybersecurity risks; requiring our service providers and our business partners who connect directly to our information technology systems, to comply with our cybersecurity standards, due diligence processes and be subject to our non-disclosure and other confidentiality agreements that include cybersecurity-related terms; providing and analyzing specialized industry sector intelligence on cybersecurity threats; regularly testing our cybersecurity systems and disaster preparedness, including our back-up information technology systems; developing and updating incident response plans to address potential cybersecurity threats; and maintaining and training our personnel on cybersecurity incident reporting procedures.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of its overall risk oversight function, our Audit Committee, which is comprised entirely of independent directors, considers cybersecurity risks in connection with overseeing our overall enterprise risk management system.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of its overall risk oversight function, our Audit Committee, which is comprised entirely of independent directors, considers cybersecurity risks in connection with overseeing our overall enterprise risk management system. As part of our cybersecurity risk management, we maintain industry standard procedures and policies, which are reviewed and revised from time to time, to proactively assess, identify and manage potential cybersecurity risks and respond to any actual cybersecurity threats and incidents
Cybersecurity Risk Role of Management [Text Block]
In the event that we experience a cybersecurity incident, our subsidiaries have a cybersecurity incident response policy that sets forth the applicable processes, roles, engagements, escalations and notifications to be executed in order to promptly respond to such threats. Depending on its nature and scale, a cybersecurity threat may be managed within our CISOs or escalated to our management, and Board of Directors and Audit Committee, as appropriate.

As part of its overall risk oversight function, our Audit Committee, which is comprised entirely of independent directors, considers cybersecurity risks in connection with overseeing our overall enterprise risk management system. As part of our cybersecurity risk management, we maintain industry standard procedures and policies, which are reviewed and revised from time to time, to proactively assess, identify and manage potential cybersecurity risks and respond to any actual cybersecurity threats and incidents. Such procedures and policies include: actively monitoring our information technology systems to ensure compliance with applicable legal and regulatory requirements; engaging third-party consultants and other service providers to monitor and, as appropriate, respond to cybersecurity risks; requiring our service providers and our business partners who connect directly to our information technology systems, to comply with our cybersecurity standards, due diligence processes and be subject to our non-disclosure and other confidentiality agreements that include cybersecurity-related terms; providing and analyzing specialized industry sector intelligence on cybersecurity threats; regularly testing our cybersecurity systems and disaster preparedness, including our back-up information technology systems; developing and updating incident response plans to address potential cybersecurity threats; and maintaining and training our personnel on cybersecurity incident reporting procedures.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risk management program is led by our subsidiaries Chief Information Security Officers (“CISOs), who are directly responsible for establishing cybersecurity strategies, structures and managing ongoing cybersecurity risk management activities and are responsible for the day-to-day identification, monitoring and management of cybersecurity risks.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our CISOs have significant experience in managing cybersecurity risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Depending on its nature and scale, a cybersecurity threat may be managed within our CISOs or escalated to our management, and Board of Directors and Audit Committee, as appropriate.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true